OMB APPROVAL

OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number            811-01540
AIM Funds Group (Invesco Funds Group)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code:            (713) 626-1919
Date of fiscal year end:            12/31
Date of reporting period:            9/30/10

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX

Item 1. Schedule of Investments.

Invesco Basic Balanced Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

Invesco Basic Balanced Fund
Schedule of Investments(a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—67.72%

Air Freight & Logistics—0.37%

FedEx Corp.	26,179	$2,238,304

Apparel Retail—0.24%

Gap, Inc. (The)	79,591	1,483,576

Asset Management & Custody Banks—0.66%

State Street Corp.	105,642	3,978,478

Automobile Manufacturers—0.47%

Ford Motor Co. (b)	230,036	2,815,641

Cable & Satellite—1.99%

Comcast Corp. -Class A	380,489	6,879,241
Time Warner Cable Inc.	95,947	5,180,179

		12,059,420

Communications Equipment—0.86%

Cisco Systems, Inc. (b)	237,174	5,194,111

Computer Hardware—1.85%

Dell Inc. (b)	314,188	4,071,876
Hewlett-Packard Co.	168,809	7,101,795

		11,173,671

Consumer Electronics—0.77%

SONY Corp. -ADR (Japan)	151,508	4,684,627

Data Processing & Outsourced Services—0.79%

Western Union Co.	270,873	4,786,326

Diversified Banks—1.01%

U.S. Bancorp	113,858	2,461,610
Wells Fargo & Co.	144,149	3,622,464

		6,084,074

Diversified Chemicals—1.23%

Dow Chemical Co. (The)	130,068	3,571,667
PPG Industries, Inc.	53,227	3,874,926

		7,446,593

Diversified Support Services—0.41%

Cintas Corp.	90,678	2,498,179

Drug Retail—1.03%

Walgreen Co.	185,610	6,217,935

Electric Utilities—3.16%

American Electric Power Co., Inc.	263,384	9,542,402
Edison International	76,023	2,614,431
Entergy Corp.	43,824	3,353,851
FirstEnergy Corp.	94,095	3,626,421

		19,137,105

	Shares	Value

Food Distributors—0.68%

Sysco Corp.	145,305	$4,144,099

Health Care Distributors—0.45%

Cardinal Health, Inc.	82,480	2,725,139

Health Care Equipment—0.85%

Covidien PLC (Ireland)	127,875	5,139,296

Home Improvement Retail—0.98%

Home Depot, Inc. (The)	186,884	5,920,485

Human Resource & Employment Services—0.78%

Manpower Inc.	50,971	2,660,686
Robert Half International, Inc.	78,983	2,053,558

		4,714,244

Hypermarkets & Super Centers—1.41%

Wal-Mart Stores, Inc.	159,196	8,520,170

Industrial Conglomerates—3.99%

General Electric Co.	906,354	14,728,252
Siemens AG -ADR (Germany)	30,592	3,224,397
Tyco International Ltd.	169,045	6,209,023

		24,161,672

Industrial Machinery—1.20%

Dover Corp.	68,301	3,565,995
Ingersoll-Rand PLC (Ireland)	102,933	3,675,738

		7,241,733

Insurance Brokers—2.26%

Marsh & McLennan Cos., Inc.	568,065	13,701,728

Integrated Oil & Gas—5.49%

ConocoPhillips	81,369	4,673,022
Exxon Mobil Corp.	68,145	4,210,680
Hess Corp.	104,278	6,164,915
Occidental Petroleum Corp.	123,539	9,673,104
Royal Dutch Shell PLC —ADR (United Kingdom)	140,735	8,486,320

		33,208,041

Integrated Telecommunication Services—0.78%

Verizon Communications Inc.	145,331	4,736,337

Internet Software & Services—2.59%

eBay Inc. (b)	456,563	11,140,137
Yahoo! Inc. (b)	319,671	4,529,738

		15,669,875

Investment Banking & Brokerage—1.32%

Charles Schwab Corp. (The)	396,933	5,517,369
Morgan Stanley	100,489	2,480,068

		7,997,437

See accompanying notes which are an integral part of this schedule.

Invesco Basic Balanced Fund

	Shares	Value

IT Consulting & Other Services—0.72%

Amdocs Ltd. (b)	151,279	$4,335,656

Life & Health Insurance—0.53%

Principal Financial Group, Inc.	124,031	3,214,883

Managed Health Care—1.42%

UnitedHealth Group Inc.	244,714	8,591,909

Movies & Entertainment—3.50%

Time Warner Inc.	258,336	7,917,999
Viacom Inc. -Class B	365,964	13,244,237

		21,162,236

Office Services & Supplies—0.45%

Avery Dennison Corp.	72,807	2,702,596

Oil & Gas Equipment & Services—1.13%

Cameron International Corp. (b)	35,082	1,507,123
Schlumberger Ltd.	86,655	5,338,814

		6,845,937

Oil & Gas Exploration & Production—2.39%

Anadarko Petroleum Corp.	140,398	8,009,706
Devon Energy Corp.	63,742	4,126,657
Noble Energy, Inc.	31,065	2,332,671

		14,469,034

Other Diversified Financial Services—5.37%

Bank of America Corp.	672,275	8,813,525
Citigroup Inc. (b)	1,063,358	4,147,096
JPMorgan Chase & Co.	513,247	19,539,314

		32,499,935

Packaged Foods & Meats—2.57%

Kraft Foods Inc. -Class A	313,060	9,661,032
Unilever N.V. —New York Shares (Netherlands)	197,491	5,901,031

		15,562,063

Personal Products—0.79%

Avon Products, Inc.	149,353	4,795,725

Pharmaceuticals—5.28%

Abbott Laboratories	64,888	3,389,749
Bayer AG -ADR (Germany)	67,612	4,714,902
Bristol-Myers Squibb Co.	310,573	8,419,634
Merck & Co., Inc.	128,405	4,726,588
Pfizer Inc.	384,669	6,604,767
Roche Holdings AG -ADR (Switzerland)	120,202	4,127,929

		31,983,569

Property & Casualty Insurance—0.78%

Chubb Corp. (The)	83,379	4,751,769

Regional Banks—1.96%

BB&T Corp.	99,303	2,391,216
Fifth Third Bancorp	181,658	2,185,346
PNC Financial Services Group, Inc.	140,502	7,293,459

		11,870,021

	Shares	Value

Semiconductor Equipment—0.11%

Lam Research Corp. (b)	15,533	$650,056

Semiconductors—0.75%

Intel Corp.	235,558	4,529,780

Soft Drinks—1.15%

Coca-Cola Co. (The)	62,186	3,639,125
Coca-Cola Enterprises Inc.	106,599	3,304,569

		6,943,694

Wireless Telecommunication Services—1.20%

Vodafone Group PLC -ADR (United Kingdom)	293,848	7,290,369

Total Common Stocks & Other Equity Interests (Cost $379,534,804)		409,877,528

	Principal
	Amount

Bonds & Notes—13.27%

Agricultural Products—0.06%

Corn Products International Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	$315,000	341,744

Airlines—0.05%

Delta Air Lines, Inc., Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	300,000	314,625

Automotive Retail—0.27%

Advance Auto Parts Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	450,000	484,312
AutoZone Inc., Sr. Unsec. Notes, 5.88%, 10/15/12	1,040,000	1,124,786

		1,609,098

Brewers—0.22%

Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/26/13	260,000	266,697
5.38%, 01/15/20	950,000	1,072,185

		1,338,882

Broadcasting—0.39%

CBS Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 04/15/20	950,000	1,058,972
COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(c)	640,000	870,369
Sr. Unsec. Global Notes, 5.45%, 12/15/14	400,000	453,298

		2,382,639

Cable & Satellite—0.11%

DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	605,000	676,087

See accompanying notes which are an integral part of this schedule.

Invesco Basic Balanced Fund

	Principal
	Amount	Value

Diversified Banks—1.61%

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 5.13%, 01/08/20	$1,140,000	$1,236,485
Groupe BPCE (France), Sr. Unsec. Bonds, 2.38%, 10/04/13(c)	565,000	568,028
HSBC Bank PLC (United Kingdom), Sr. Notes, 4.13%, 08/12/20(c)	1,745,000	1,773,779
Nordea Bank A.B. (Sweden), Series 2, Sr. Unsec. Notes, 3.70%, 11/13/14(c)	880,000	932,102
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Floating Rate Medium-Term Notes, 0.64%, 10/28/11(c)(d)	900,000	899,902
Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	555,000	584,952
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 5.50%, 11/18/14(c)	1,140,000	1,265,919
3.85%, 04/27/15(c)	260,000	271,231
US Bank N.A., Sub. Notes, 3.78%, 04/29/20	750,000	787,251
Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	750,000	798,336
Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	595,000	604,707

		9,722,692

Diversified Capital Markets—0.20%

Credit Suisse AG (Switzerland), Sr. Unsec. Medium-Term Notes, 4.38%, 08/05/20	595,000	609,997
UBS AG (Switzerland), Sr. Unsec. Medium-Term Notes, 5.75%, 04/25/18	520,000	585,274

		1,195,271

Diversified Metals & Mining—0.07%

Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	365,000	406,861

Diversified REIT’s—0.08%

Qatari Diar Finance QSC (Qatar), Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(c)	440,000	461,838

Electric Utilities—0.42%

Carolina Power & Light Co., Sec. First Mortgage Bonds, 5.30%, 01/15/19	330,000	384,527
Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(c)	600,000	624,507
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	950,000	1,089,658
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	355,000	430,820

		2,529,512

	Principal
	Amount	Value

Environmental & Facilities Services—0.09%

Waste Management Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	$500,000	$550,296

Food Retail—0.17%

Safeway Inc., Sr. Unsec. Global Notes, 3.95%, 08/15/20	1,045,000	1,055,917

Gold—0.33%

Gold Fields Orogen Holding BVI Ltd., Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(c)	965,000	958,216
Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/19	950,000	1,066,531

		2,024,747

Health Care Equipment—0.19%

Boston Scientific Corp., Sr. Unsec. Notes, 6.00%, 01/15/20	540,000	576,848
CareFusion Corp., Sr. Unsec. Global Notes, 6.38%, 08/01/19	475,000	566,742

		1,143,590

Health Care Services—0.29%

Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	1,300,000	1,493,390
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	280,000	284,980

		1,778,370

Hotels, Resorts & Cruise Lines—0.33%

Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(c)	1,400,000	1,509,393
Wyndham Worldwide Corp., Sr. Unsec. Notes, 7.38%, 03/01/20	430,000	458,487

		1,967,880

Industrial Conglomerates—0.09%

NBC Universal Inc., Sr. Unsec. Notes, 2.10%, 04/01/14(c)	285,000	285,545
5.95%, 04/01/41(c)	270,000	273,706

		559,251

Integrated Telecommunication Services—0.94%

AT&T Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	450,000	460,022
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 9.38%, 12/15/10	1,280,000	1,300,853
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Global Notes, 3.75%, 05/20/11	880,000	898,298
Koninklijke KPN N.V. (Netherlands), Sr. Unsec. Global Bonds, 8.00%, 10/01/10	860,000	860,161
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 4.88%, 10/01/10	790,000	790,057
Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	1,343,000	1,359,623

		5,669,014

See accompanying notes which are an integral part of this schedule.

Invesco Basic Balanced Fund

	Principal
	Amount	Value

Internet Retail—0.11%

Expedia Inc., Sr. Unsec. Gtd. Notes, 5.95%, 08/15/20(c)	$645,000	$658,554

Investment Banking & Brokerage—0.55%

Goldman Sachs Group Inc. (The), Sr. Global Notes, 3.70%, 08/01/15	1,350,000	1,386,890
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	950,000	1,016,978
Morgan Stanley, Sr. Unsec. Global Notes, 4.00%, 07/24/15	915,000	938,921

		3,342,789

Life & Health Insurance—0.63%

Aflac Inc., Sr. Unsec. Notes, 6.45%, 08/15/40	440,000	457,752
MetLife Inc, Sr. Unsec. Global Notes, 4.75%, 02/08/21	530,000	564,572
5.88%, 02/06/41	200,000	219,589
MetLife Inc., Sr. Unsec. Global Notes, 2.38%, 02/06/14	200,000	202,359
Monumental Global Funding II, Sr. Sec. Notes, 5.65%, 07/14/11(c)	565,000	580,830
Prudential Financial Inc., Series D, Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	950,000	998,239
7.38%, 06/15/19	655,000	798,256

		3,821,597

Managed Health Care—0.38%

Aetna Inc, Sr. Unsec. Notes, 3.95%, 09/01/20	810,000	811,891
UnitedHealth Group Inc., Sr. Unsec. Notes, 5.25%, 03/15/11	925,000	943,553
WellPoint Inc, Sr. Unsec. Notes, 4.35%, 08/15/20	505,000	525,872

		2,281,316

Mortgage Backed Securities—0.24%

U.S. Bank N.A., Sr. Unsec. Medium-Term Global Notes, 5.92%, 05/25/12	1,402,468	1,475,684

Multi-Line Insurance—0.13%

Liberty Mutual Group Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(c)	730,000	765,662

Office Electronics—0.29%

Xerox Corp., Sr. Unsec. Notes, 6.88%, 08/15/11	810,000	851,018
4.25%, 02/15/15	820,000	881,986

		1,733,004

Office REIT’s—0.15%

Digital Realty Trust L.P., Unsec. Gtd. Unsub. Bonds, 5.88%, 02/01/20(c)	855,000	912,228

	Principal
	Amount	Value

Oil & Gas Exploration & Production—0.20%

Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	$260,000	$300,161
Petroleos Mexicanos (Mexico), Gtd. Bonds, 5.50%, 01/21/21(c)	510,000	544,144
XTO Energy Inc., Sr. Unsec. Notes, 5.75%, 12/15/13	310,000	356,454

		1,200,759

Oil & Gas Storage & Transportation—0.55%

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 5.20%, 09/01/20	555,000	602,265
6.45%, 09/01/40	555,000	618,186
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	1,100,000	1,229,947
Transcontinental Gas Pipe Line Co. LLC, Series B, Sr. Unsec. Global Notes, 7.00%, 08/15/11	820,000	862,050

		3,312,448

Other Diversified Financial Services—1.52%

Bank of America Corp., Series L, Sr. Unsec. Medium-Term Notes, 7.38%, 05/15/14	315,000	362,433
Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	1,615,000	1,778,643
Sr. Unsec. Notes, 4.75%, 05/19/15	1,000,000	1,054,910
Countrywide Home Loans Inc., Series L, Sr. Unsec. Gtd. Medium-Term Global Notes, 4.00%, 03/22/11	395,000	401,447
General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	1,465,000	1,661,872
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.75%, 05/01/13	1,280,000	1,390,764
Sr. Unsec. Notes, 3.40%, 06/24/15	1,530,000	1,595,398
Merrill Lynch & Co. Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	860,000	967,320
Twin Reefs Pass-Through Trust, Floating Rate Pass Through Ctfs., 1.39% (Acquired 12/07/04-10/23/06; Cost $1,609,000)(c)(d)(e)(f)	1,610,000	—

		9,212,787

Packaged Foods & Meats—0.19%

Grupo Bimbo SAB de CV (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(c)	500,000	527,882
Kraft Foods Inc., Sr. Unsec. Global Notes, 5.63%, 11/01/11	620,000	651,544

		1,179,426

See accompanying notes which are an integral part of this schedule.

Invesco Basic Balanced Fund

	Principal
	Amount	Value

Paper Packaging—0.15%

Bemis Co. Inc., Sr. Unsec. Notes, 5.65%, 08/01/14	$800,000	$901,618

Paper Products—0.09%

International Paper Co., Sr. Unsec. Global Bonds, 7.50%, 08/15/21	475,000	567,971

Property & Casualty Insurance—0.08%

CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	425,000	481,761

Publishing—0.15%

Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	860,000	903,355

Regional Banks—0.19%

PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	890,000	940,242
SVB Financial Group, Sr. Unsec. Notes, 5.38%, 09/15/20	235,000	238,548

		1,178,790

Research & Consulting Services—0.17%

ERAC USA Finance LLC,
Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(c)	480,000	490,814
Unsec. Gtd. Notes, 5.80%, 10/15/12(c)	490,000	529,933

		1,020,747

Retail REIT’s—0.11%

WT Finance Aust Pty Ltd./ Westfield Capital/WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 4.38%, 11/15/10(c)	650,000	652,395

Sovereign Debt—0.13%

Russian Foreign Bond (Russia), Sr. Unsec. Euro Notes, 3.63%, 04/29/15(c)	800,000	807,100

Specialized Finance—0.24%

NASDAQ OMX Group Inc. (The), Sr. Unsec. Notes, 5.55%, 01/15/20	950,000	1,009,470
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Notes, 2.63%, 09/16/12	440,000	455,115

		1,464,585

Specialized REIT’s—0.17%

Healthcare Realty Trust Inc., Sr. Unsec. Notes, 6.50%, 01/17/17	950,000	1,025,525

	Principal
	Amount	Value

Steel—0.37%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.00%, 02/15/15	$390,000	$471,385
Sr. Unsec. Global Notes, 3.75%, 08/05/15	220,000	222,767
7.00%, 10/15/39	910,000	928,386
Vale Overseas Ltd., Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	320,000	329,252
6.88%, 11/10/39	260,000	300,072

		2,251,862

Technology Distributors—0.17%

Avnet Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	950,000	1,011,719

Tobacco—0.13%

Altria Group Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	715,000	766,889

Trading Companies & Distributors—0.08%

GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	450,000	475,258

Wireless Telecommunication Services—0.19%

American Tower Corp.,
Sr. Unsec. Global Notes, 4.63%, 04/01/15	670,000	715,022
Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 5.50%, 06/15/11	440,000	454,691
		1,169,713

Total Bonds & Notes (Cost $77,081,995)		80,303,856

U.S. Treasury Securities—5.28%

U.S. Treasury Bills—0.02%

0.19%, 01/20/11(g)(h)	100,000	99,962

U.S. Treasury Notes—3.72%

0.75%, 05/31/12	17,760,000	17,866,837
2.13%, 05/31/15	4,445,000	4,635,302

		22,502,139

U.S. Treasury Bonds—1.54%

5.38%, 02/15/31	5,205,000	6,703,065
4.50%, 08/15/39	1,060,000	1,214,031
4.38%, 05/15/40	1,280,000	1,437,800

		9,354,896

Total U.S. Treasury Securities (Cost $30,863,117)		31,956,997

See accompanying notes which are an integral part of this schedule.

Invesco Basic Balanced Fund

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities—4.45%

Federal Home Loan Mortgage Corp. (FHLMC)—2.56%

Pass Through Ctfs.,
5.50%, 02/01/15 to 02/01/37	$7,835,988	$8,384,119
7.00%, 06/01/15 to 06/01/32	2,092,894	2,367,215
6.50%, 01/01/16 to 01/01/35	1,392,908	1,526,377
6.00%, 03/01/17 to 01/01/34	2,001,805	2,170,283
4.50%, 10/01/18	139,908	148,649
8.00%, 01/01/27	375,119	431,514
7.50%, 12/01/30 to 03/01/32	215,894	246,443
5.00%, 10/01/33	171,480	181,725

		15,456,325

Federal National Mortgage Association (FNMA)—1.01%

Pass Through Ctfs.,
7.50%, 11/01/15 to 05/01/32	1,496,956	1,728,445
7.00%, 12/01/15 to 09/01/32	1,304,917	1,462,413
6.50%, 05/01/16 to 01/01/37	762,140	844,050
5.00%, 11/01/17 to 11/01/18	897,831	958,343
5.50%, 03/01/21 to 11/01/33	135,860	145,994
8.00%, 08/01/21 to 10/01/30	245,599	282,040
6.00%, 03/01/22 to 03/01/37	71,684	76,925
8.50%, 01/01/23 to 10/01/28	549,671	637,143

		6,135,353

Government National Mortgage Association (GNMA)—0.88%

Pass Through Ctfs.,
5.00%, 03/15/18	790,309	846,328
8.00%, 08/15/22 to 01/20/31	274,434	319,943
7.50%, 06/15/23 to 05/15/32	619,266	708,110
8.50%, 11/15/24 to 02/15/25	31,323	37,232
6.00%, 03/15/29 to 11/15/32	273,850	300,610
7.00%, 02/15/31 to 05/15/32	398,227	455,656
6.50%, 03/15/31 to 02/15/37	2,253,778	2,517,010
5.50%, 09/15/33 to 05/15/35	140,748	152,040

		5,336,929

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $25,270,909)		26,928,607

Asset-Backed Securities—1.94%

Banc of America Mortgage Securities Inc., Series 2003-D, Class 2A1, Floating Rate Pass Through Ctfs., 2.96%, 05/25/33(d)	319,332	322,171
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 2.70%, 08/25/33(d)	549,037	504,368
Citigroup Mortgage Loan Trust Inc.-Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.53%, 08/25/34(d)	1,811,040	1,840,537
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR3, Class 5A1, Variable Rate Pass Through Ctfs., 2.96%, 04/25/34(d)	470,149	440,816
Series 2004-AR7, Class 2A1, Variable Rate Pass Through Ctfs., 2.91%, 11/25/34(d)	500,105	492,666

	Principal
	Amount	Value

Asset-Backed Securities— (continued)

Credit Suisse Mortgage Capital Ctfs., Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 07/26/37(c)	$1,308,849	$1,345,992
GSR Mortgage Loan Trust, Series 2004-5, Class 2A1, Variable Rate Pass Through Ctfs., 2.88%, 05/25/34(d)	360,981	314,454
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, Variable Rate Pass Through Ctfs., 2.94%, 08/25/34(d)	272,455	244,240
Nomura Asset Acceptance Corp., Series 2005- AR1, Class 2A1, Floating Rate Pass Through Ctfs., 0.54%, 02/25/35(d)	32,672	28,370
Option One Mortgage Securities Corp., Series 2007-4A, Floating Rate Notes, 0.36%, 04/25/12(c)(d)	839,196	605,816
Specialty Underwriting & Residential Finance, Series 2003-BC3, Class A, Floating Rate Pass Through Ctfs., 0.96%, 08/25/34(d)	8,370	7,072
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-3AC, Class A1, Floating Rate Pass Through Ctfs., 2.68%, 03/25/34(d)	675,448	665,106
Structured Asset Securities Corp., Series 2003-37A, Class 7A, Variable Rate Pass Through Ctfs., 2.93%, 12/25/33(d)	206,095	174,396
Series 2004-2AC, Class A1, Floating Rate Pass Through Ctfs., 2.58%, 02/25/34(d)	1,245,148	1,137,762
Vanderbilt Mortgage Finance, Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	858,970	889,107
WaMu Mortgage Trust, Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.72%, 08/25/33(d)	1,347,687	1,368,730
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.97%, 12/25/34(d)	1,406,287	1,369,940

Total Asset-Backed Securities (Cost $11,858,657)		11,751,543

Municipal Obligations—0.09%
New York City Municipal Water Finance Atuhority (Taxable Build America Bonds); Series 2010 GG, Water & Sewer System Second General Resolution RB, 5.72%, 06/15/42 (Cost $500,000)	500,000	543,740
See accompanying notes which are an integral part of this schedule.

Invesco Basic Balanced Fund

	Shares	Value

Money Market Funds—6.87%

Liquid Assets Portfolio — Institutional Class (i)	20,787,606	$20,787,606
Premier Portfolio — Institutional Class (i)	20,787,606	20,787,606

Total Money Market Funds (Cost $41,575,212)		41,575,212

TOTAL INVESTMENTS—99.62% (Cost $566,684,694)		602,937,483
OTHER ASSETS LESS LIABILITIES—0.38%		2,271,300

NET ASSETS—100.00%		$605,208,783

Investment Abbreviations:
ADR —	American Depositary Receipt

Ctfs. —	Certificates

Gtd. —	Guaranteed

RB —	Revenue Bonds

REIT —	Real Estate Investment Trust

Sec. —	Secured

Sr. —	Senior

Sub. —	Subordinated

Unsec. —	Unsecured

Unsub. —	Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2010 was $20,132,863, which represented 3.33% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2010.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at September 30, 2010 represented less than 0.01% of the Fund’s Net Assets.

(f)	Perpetual bond with no specified maturity date.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(i)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco Basic Balanced Fund
Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Basic Balanced Fund
A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

Invesco Basic Balanced Fund
D. Dollar Roll and Forward Commitment Transactions — (continued)
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations.

Invesco Basic Balanced Fund
G. Futures Contracts — (continued)
The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$442,609,909	$8,842,831	$—	$451,452,740
Corporate Debt Securities	—	80,303,856	—	80,303,856
U.S. Treasury Securities	—	31,956,997	—	31,956,997
U.S. Government Sponsored Securities	—	26,928,607	—	26,928,607
Asset Backed Securities	—	11,751,543	—	11,751,543
Municipal Obligations	—	543,740	—	543,740

	$442,609,909	$160,327,574	$—	$602,937,483
Futures*	(161,300)	—	—	(161,300)

Total Investments	$442,448,609	$160,327,574	$—	$602,776,183

*	Unrealized appreciation (depreciation).

Invesco Basic Balanced Fund
NOTE 3 — Derivative Investments
Open Futures Contracts

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)
Ultra U.S. Treasury Bond	30	December-2010/Long	$4,238,437	$(79,283)
U.S. Treasury 5 Year Notes	83	December-2010/Long	10,031,977	32,896

Subtotal	113		$14,270,414	$(46,387)

U.S. Treasury 2 Year Notes	19	December-2010/Short	(4,170,203)	(10,135)
U.S. Treasury 10 Year Notes	31	December-2010/Short	(3,907,453)	(38,218)
U.S. Treasury 30 Year Bonds	28	December-2010/Short	(3,744,125)	(66,560)

Subtotal			$(11,821,781)	$(114,913)

Total			$2,448,633	$(161,300)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $486,607,980 and $583,068,854, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$29,767,870
Aggregate unrealized (depreciation) of investment securities	(8,841,088)

Net unrealized appreciation of investment securities	$20,926,782

Cost of investments for tax purposes is $582,010,701.
NOTE 5 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Equity and Income Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

Invesco European Small Company Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

Invesco European Small Company Fund
Schedule of Investments
September 30, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—89.34%

Austria—3.04%

Andritz AG	29,382	$2,063,309
Semperit AG Holding	57,142	2,184,364

		4,247,673

Brazil—4.15%

Ocean Wilsons Holdings Ltd.	325,000	5,795,026

France—5.15%

Maisons France Confort	18,900	792,058
Sopra Group S.A.	13,600	1,068,511
Sword Group	78,300	2,775,406
Tessi S.A.	17,370	1,570,019
Trigano S.A. (a)	42,800	987,269

		7,193,263

Germany—7.14%

CTS Eventim AG	20,000	1,035,426
MorphoSys AG (a)	66,454	1,510,248
Takkt AG	129,903	1,693,399
Wirecard AG	419,819	5,729,756

		9,968,829

Greece—3.25%

Intralot S.A.	667,692	2,565,414
Jumbo S.A.	293,214	1,974,709

		4,540,123

Ireland—7.83%

CPL Resources PLC	582,792	1,803,561
DCC PLC	176,220	5,047,458
IFG Group PLC	742,000	1,315,039
Paddy Power PLC	78,872	2,767,724

		10,933,782

Israel—1.27%

VIZRT Ltd. (a)	438,105	1,780,339

Netherlands—2.29%

Mediq N.V.	104,860	1,814,107
Sligro Food Group N.V.	42,985	1,387,683

		3,201,790

Norway—3.75%

Prosafe S.E.	380,600	2,343,926
Q-Free A.S.A. (a)	269,000	795,845
TGS Nopec Geophysical Co. A.S.A.	145,526	2,092,092

		5,231,863

Singapore—1.17%

XP Power Ltd.	117,520	1,635,768

	Shares	Value

Spain—2.37%

Construcciones y Auxiliar de Ferrocarriles S.A.	1,907	$976,230
Miquel y Costas & Miquel, S.A.	55,000	1,402,904
Prosegur, Compania de Seguridad S.A.	15,501	927,294

		3,306,428

Switzerland—7.60%

Aryzta AG	71,194	3,135,969
Mobilezone Holding AG	387,589	4,043,138
Schweiter Technologies AG	5,070	3,431,254

		10,610,361

Turkey—1.64%

Yazicilar Holding A.S. -Class A	296,321	2,293,887

United Kingdom—38.69%

Alterian PLC (a)	454,593	1,364,056
Amlin PLC	362,057	2,285,717
Babcock International Group PLC	173,885	1,557,089
Chemring Group PLC	61,727	2,918,355
Clarkson PLC	70,000	1,104,099
CPP Group PLC	615,500	2,576,923
Diploma PLC	508,327	2,271,965
Education Development International PLC	610,200	1,006,555
Game Group PLC	799,628	829,102
Halma PLC	531,497	2,642,717
Hargreaves Services PLC	51,288	548,302
Hill & Smith Holdings PLC	181,730	816,524
Homeserve PLC	389,783	2,691,274
IG Group Holdings PLC	327,151	2,559,076
Informa PLC	309,868	2,039,216
Intec Telecom Systems PLC	773,000	919,895
Kier Group PLC	243,548	4,542,916
Lancashire Holdings Ltd.	549,432	4,790,525
Mears Group PLC	612,962	2,881,668
Mitie Group PLC	1,142,034	3,430,387
Morgan Sindall Group PLC	135,526	1,415,861
N Brown Group PLC	188,724	688,736
Playtech Ltd.	197,400	1,345,901
RSM Tenon Group PLC	1,574,000	1,341,469
Tribal Group PLC	750,000	942,600
Tullett Prebon PLC	233,200	1,455,904
Ultra Electronics Holdings PLC	114,418	3,062,952

		54,029,784

Total Common Stocks & Other Equity Interests (Cost $105,924,266)		124,768,916

Preferred Stock—0.55%

Germany—0.55%

Fuchs Petrolub AG -Pfd. (Cost $230,108)	6,625	767,979

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

	Shares	Value

Money Market Funds—9.51%

Liquid Assets Portfolio — Institutional Class (b)	6,644,268	$6,644,268
Premier Portfolio — Institutional Class (b)	6,644,268	6,644,268

Total Money Market Funds (Cost $13,288,536)		13,288,536

TOTAL INVESTMENTS—99.40% (Cost $119,442,910)		138,825,431

OTHER ASSETS LESS LIABILITIES—0.60%		835,199

NET ASSETS—100.00%		$139,660,630

Investment Abbreviations:
Pfd.	— Preferred
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund
Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco European Small Company Fund
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco European Small Company Fund
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total
Austria	$4,247,673	$—	$—	$4,247,673
Brazil	5,795,026	—	—	5,795,026
France	7,193,263	—	—	7,193,263
Germany	5,007,052	5,729,756	—	10,736,808
Greece	1,974,709	2,565,414	—	4,540,123
Ireland	10,933,782	—	—	10,933,782
Israel	1,780,339	—	—	1,780,339
Netherlands	3,201,790	—	—	3,201,790
Norway	5,231,863	—	—	5,231,863
Singapore	1,635,768	—	—	1,635,768
Spain	3,306,428	—	—	3,306,428
Switzerland	10,610,361	—	—	10,610,361
Turkey	2,293,887	—	—	2,293,887
United Kingdom	41,723,720	12,306,064	—	54,029,784
United States	13,288,536	—	—	13,288,536

Total Investments	$118,224,197	$20,601,234	$—	$138,825,431

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $15,449,662 and $50,294,685, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$26,081,597
Aggregate unrealized (depreciation) of investment securities	(7,915,891)

Net unrealized appreciation of investment securities	$18,165,706

Cost of investments for tax purposes is $120,659,725.

Invesco Global Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	GCE-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks—96.83%

Australia—4.46%
Australia and New Zealand Banking Group Ltd.	32,492	$743,789
BHP Billiton Ltd.	37,663	1,436,192
Macquarie Group Ltd.	17,903	627,719
Telstra Corp. Ltd.	259,798	658,004

		3,465,704

Bermuda—0.94%
PartnerRe Ltd.	9,105	730,039

Brazil—1.01%
Banco Santander Brasil S.A. (a)	12,300	166,825
Companhia Energetica de Minas Gerais S.A. -ADR	7,719	126,514
PDG Realty S.A. Empreendimentos e Participacoes	14,800	175,980
Petroleo Brasileiro S.A. -ADR	4,409	159,915
Vale S.A. -ADR	5,056	158,101

		787,335

Canada—3.67%
Agrium Inc.	10,303	773,426
Encana Corp.	19,885	601,152
Nexen Inc.	29,563	595,055
Toronto-Dominion Bank (The)	12,142	879,008

		2,848,641

China—0.51%
China Construction Bank Corp. -Class H	107,000	93,567
CNOOC Ltd.	82,575	160,314
Renhe Commerical Holdings Co. Ltd.	770,000	143,896

		397,777

Finland—0.92%
Nokia Corp. -ADR	71,308	715,219

France—4.20%
BNP Paribas	10,422	744,796
Bouygues S.A.	21,151	907,875
Sanofi-Aventis S.A.	13,999	934,209
Total S.A.	13,147	677,590

		3,264,470

Germany—2.17%
Bayerische Motoren Werke AG	16,383	1,150,969
Salzgitter AG	8,174	530,548

		1,681,517

Hong Kong—2.49%
Chaoda Modern Agriculture (Holdings) Ltd.	110,000	90,882
Cheung Kong (Holdings) Ltd.	56,000	848,758
China Unicom (Hong Kong) Ltd.	86,000	125,362
Esprit Holdings Ltd.	133,641	720,323
Sinofert Holdings Ltd. (b)	260,000	149,785

		1,935,110

India—0.34%
Grasim Industries Ltd. (c)	5	247
Oil and Natural Gas Corp. Ltd. (c)	3,101	96,877
State Bank of India -GDR	1,148	164,508

		261,632

Indonesia—0.15%
PT Telekomunikasi Indonesia Tbk	113,500	117,418

Ireland—0.14%
Dragon Oil PLC (b)	15,841	109,562

Italy—1.10%
Eni S.p.A.	39,453	851,437

Japan—12.10%
Canon Inc.	16,465	769,828
FUJIFILM Holdings Corp.	23,840	791,611
Mitsubishi Corp.	27,300	647,758
Mitsubishi UFJ Financial Group, Inc.	235,030	1,096,852
Murata Manufacturing Co., Ltd.	11,900	627,141
Nippon Telegraph & Telephone Corp.	13,600	592,325
Nippon Yusen Kabushiki Kaisha	250,000	1,026,455
Nissan Motor Co., Ltd.	100,500	880,145
NTT DoCoMo, Inc.	403	672,964
Seven & I Holdings Co., Ltd.	28,400	666,514
Sumitomo Chemical Co., Ltd.	210,000	922,744
Takeda Pharmaceutical Co., Ltd.	15,300	704,877

		9,399,214

Mexico—0.39%
America Movil S.A.B. de C.V. -Series L	61,200	163,598
Desarrolladora Homex S.A. de C.V. -ADR(b)	4,280	138,543

		302,141

Netherlands—1.88%
TNT N.V.	29,853	802,169
Unilever N.V.	21,946	657,558

		1,459,727

Norway—0.85%
Statoil A.S.A.	31,552	658,261

Poland—0.10%
KGHM Polska Miedz S.A.	1,993	80,279

See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

	Shares	Value

Russia—0.25%
Gazprom OAO — ADR	5,214	$109,715
Rosneft Oil Co. -GDR	12,101	80,910

		190,625

South Africa—0.84%
Barloworld Ltd.	18,402	123,555
Sasol Ltd.	2,731	122,588
Standard Bank Group Ltd.	9,453	150,536
Steinhoff International Holdings Ltd. (b)	47,078	138,661
Tiger Brands Ltd. (b)	4,421	120,021

		655,361

South Korea—1.45%
Dongbu Insurance Co., Ltd.	2,450	75,743
Hyundai Mipo Dockyard Co., Ltd.	995	164,495
Hyundai Mobis	944	212,777
LG Electronics Inc.	800	67,427
Lotte Shopping Co., Ltd.	222	92,647
POSCO	329	148,890
Samsung Electronics Co., Ltd.	265	180,587
Shinhan Financial Group Co., Ltd.	2,850	109,106
SK Telecom Co., Ltd.	502	75,507

		1,127,179

Spain—3.71%
Banco Santander S.A.	85,036	1,077,421
Iberdrola S.A.	122,167	941,451
Telefonica S.A.	34,855	864,709

		2,883,581

Switzerland—5.19%
ACE Ltd.	24,187	1,408,893
Holcim Ltd.	12,698	815,432
Swisscom AG	2,412	973,780
Zurich Financial Services AG	3,542	830,168

		4,028,273

Taiwan—0.70%
AU Optronics Corp. -ADR(b)	11,016	115,228
HTC Corp.	10,283	233,349
Powertech Technology Inc.	48,200	155,051
U-Ming Marine Transport Corp.	22,000	43,136

		546,764

Thailand—0.28%
Bangkok Bank PCL -NVDR	26,500	136,075
PTT PCL	8,500	82,800

		218,875

Turkey—0.15%
Asya Katilim Bankasi A.S.	49,627	118,610

United Kingdom—7.70%
Barclays PLC	144,711	679,573
GlaxoSmithKline PLC -ADR	18,823	743,885
Imperial Tobacco Group PLC	47,558	1,419,344
National Grid PLC	81,531	691,660
Royal Dutch Shell PLC — Class B	60,494	1,764,820
Vodafone Group PLC	276,893	685,483

		5,984,765

United States—39.14%
3M Co.	11,909	1,032,629
Aflac, Inc.	17,149	886,775
Apache Corp.	8,083	790,194
Apollo Group, Inc. -Class A (b)	12,471	640,386
Archer-Daniels-Midland Co.	26,100	833,112
Avon Products, Inc.	23,728	761,906
Bank of America Corp.	54,034	708,386
Bank of New York Mellon Corp.	30,579	799,029
Best Buy Co., Inc.	17,546	716,403
Chevron Corp.	20,532	1,664,119
Coach, Inc.	28,853	1,239,525
ConocoPhillips	22,655	1,301,077
DaVita, Inc. (b)	13,368	922,793
DTE Energy Co.	14,061	645,822
Energen Corp.	18,028	824,240
GameStop Corp. -Class A (b)	40,961	807,341
General Dynamics Corp.	11,444	718,798
Gilead Sciences, Inc. (b)	21,190	754,576
International Business Machines Corp.	5,177	694,443
Johnson & Johnson	24,375	1,510,275
Kroger Co. (The)	52,610	1,139,533
Merck & Co., Inc.	42,352	1,558,977
Microsoft Corp.	31,709	776,553
Morgan Stanley	36,698	905,707
Oracle Corp.	51,985	1,395,797
Pfizer Inc.	43,300	743,461
Philip Morris International Inc.	13,198	739,352
Stryker Corp.	14,827	742,091
Valero Energy Corp.	43,703	765,239
W. R. Berkley Corp.	24,636	666,896
WellPoint Inc. (b)	26,248	1,486,687
Western Digital Corp. (b)	43,593	1,237,605

		30,409,727

Total Common Stocks (Cost $72,128,303)		75,229,243

Preferred Stocks—1.12%

Brazil—0.15%
Usinas Siderurgicas de Minas Gerais S.A. -Class A -Pfd.(b)	8,600	115,270

		115,270

Germany—0.97%
Porsche Automobil Holding SE -Pfd.	15,145	751,359

Total Preferred Stocks (Cost $1,135,986)		866,629

Money Market Funds—1.73%
Liquid Assets Portfolio — Institutional Class (d)	672,219	672,219

See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

	Shares	Value

Premier Portfolio — Institutional Class (d)	672,219	$672,219

Total Money Market Funds (Cost $1,344,438)		1,344,438

TOTAL INVESTMENTS—99.68% (Cost $74,608,727)		77,440,310

OTHER ASSETS LESS LIABILITIES—0.32%		250,995

NET ASSETS—100.00%		$77,691,305

Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
Pfd. — Preferred
Notes to Schedule of Investments:

(a)	Each unit represents two Series A shares and one Series B share.

(b)	Non-income producing security.

(c)	Security considered to be illiquid. The aggregate value of these securities considered illiquid at September 30, 2010 was $97,124, which represented 0.13% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Global Core Equity Fund

A.	Security Valuations — (continued)
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco Global Core Equity Fund

E.	Foreign Currency Contracts — (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Global Core Equity Fund

	Level 1	Level 2	Level 3	Total

Australia	$2,029,512	$1,436,192	$—	$3,465,704
Bermuda	730,039	—	—	730,039
Brazil	902,605	—	—	902,605
Canada	2,848,641	—	—	2,848,641
China	143,896	253,881	—	397,777
Finland	715,219	—	—	715,219
France	1,585,465	1,679,005	—	3,264,470
Germany	—	2,432,876	—	2,432,876
Hong Kong	998,543	936,567	—	1,935,110
India	261,632	—	—	261,632
Indonesia	—	117,418	—	117,418
Ireland	109,562	—	—	109,562
Italy	851,437	—	—	851,437
Japan	1,274,899	8,124,315	—	9,399,214
Mexico	302,141	—	—	302,141
Netherlands	802,169	657,558	—	1,459,727
Norway	658,261	—	—	658,261
Poland	—	80,279	—	80,279
Russia	—	190,625	—	190,625
South Africa	535,340	120,021	—	655,361
South Korea	1,034,531	92,648	—	1,127,179
Spain	—	2,883,581	—	2,883,581
Switzerland	3,054,493	973,780	—	4,028,273
Taiwan	503,628	43,136	—	546,764
Thailand	82,800	136,075	—	218,875
Turkey	—	118,610	—	118,610
United Kingdom	3,200,365	2,784,400	—	5,984,765
United States	31,754,165	—	—	31,754,165

Total Investments	$54,379,343	$23,060,967	$—	$77,440,310

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $17,422,043 and $31,559,504, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$9,467,430

Aggregate unrealized (depreciation) of investment securities	(7,508,302)

Net unrealized appreciation of investment securities	$1,959,128

Cost of investments for tax purposes is $75,481,182.
Invesco Global Core Equity Fund

NOTE 4 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Global Dividend Growth Securities Fund (the “Target Fund”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Global Core Equity Fund

Invesco International Small Company Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

Invesco International Small Company Fund
Schedule of Investments
September 30, 2010
(Unaudited)

	Shares	Value
Common Stocks—93.39%
Austria—0.99%
Andritz AG	68,372	$4,801,327

Brazil—4.23%
Diagnosticos da America S.A.	431,900	5,122,766
Equatorial Energia S.A.	377,600	2,294,030
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	892,700	9,617,588
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A. (a)	325,900	3,511,115

		20,545,499

Canada—18.84%
Aastra Technologies Ltd.	166,100	3,860,161
AG Growth International, Inc.	62,890	2,454,691
Bird Construction Income Fund	120,000	4,376,896
Breakwater Resources, Ltd. (b)	859,368	3,868,994
Calian Technologies Ltd.	142,000	2,594,496
Calvalley Petroleum Inc. -Class A (b)	952,024	3,304,868
Canyon Services Group, Inc. (b)	653,000	4,381,272
Churchill Corp. (The) — Class A (b)	243,500	4,920,197
Computer Modelling Group Ltd.	135,000	2,362,894
CYBERplex Inc. (b)	2,521,400	1,152,332
Daylight Energy Ltd.	319,500	3,060,166
Descartes Systems Group Inc. (The) (b)	500,000	3,208,868
Glentel Inc.	302,900	5,713,983
Grande Cache Coal Corp. (b)	505,000	3,108,372
Hammond Power Solutions Inc. (b)	212,100	2,134,612
Le Chateau Inc. -Class A	291,000	3,746,441
MI Developments, Inc. -Class A	237,000	2,599,890
MOSAID Technologies Inc.	208,500	4,861,756
Onex Corp.	264,704	7,441,261
Paramount Resources Ltd. -Class A (b)	257,246	5,092,891
Reitmans (Canada) Ltd. -Class A	291,700	5,267,278
Sierra Wireless Inc. (b)	320,000	3,329,444
Total Energy Services Inc.	1,014,790	8,713,143

		91,554,906

China—3.96%
Vinda International Holdings Ltd.	7,078,000	9,960,936
Xinyi Glass Holdings Co. Ltd.	15,096,000	9,293,293

		19,254,229

Germany—3.42%
CTS Eventim AG	46,000	2,381,480
MorphoSys AG (b)	161,823	3,677,624
Wirecard AG	773,129	10,551,787

		16,610,891

	Shares	Value
Greece—2.00%
Intralot S.A.	1,172,600	$4,505,377
Jumbo S.A.	771,940	5,198,786

		9,704,163

Hong Kong—5.31%
First Pacific Co. Ltd.	13,492,000	12,258,973
Paliburg Holdings Ltd.	22,942,170	9,062,823
Regal Hotels International Holdings Ltd.	10,367,400	4,489,498

		25,811,294

Ireland—3.84%
DCC PLC	318,895	9,134,088
Paddy Power PLC	271,681	9,533,651

		18,667,739

Italy—0.39%
Ansaldo STS S.p.A.	145,055	1,878,769

Japan—5.46%
EXEDY Corp.	373,900	11,254,624
Nippon Ceramic Co., Ltd.	572,000	9,447,694
PIGEON Corp.	82,400	2,619,351
THK Co., Ltd.	171,000	3,212,685

		26,534,354

Malaysia—5.85%
IGB Corp. Berhad	27,777,100	16,284,430
Parkson Holdings Berhad	6,439,931	12,139,793

		28,424,223

Netherlands—1.28%
Aalberts Industries N.V.	378,030	6,225,649

New Zealand—1.16%
Freightways Ltd.	2,607,981	5,632,990

Norway—2.74%
Prosafe S.E.	922,400	5,680,603
TGS Nopec Geophysical Co. A.S.A.	532,258	7,651,780

		13,332,383

Philippines—6.42%
Energy Development Corp.	55,352,500	7,672,936
Energy Development Corp. (a)	5,506,250	763,274
First Gen Corp. (b)	43,145,141	12,996,901
Manila Water Co.	22,517,600	9,746,500

		31,179,611

South Korea—3.17%
CJ Corp.	20,895	1,682,302
Lotte Confectionery Co., Ltd.	5,291	6,189,120
MegaStudy Co., Ltd.	25,204	3,726,885
See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

	Shares	Value
South Korea—(continued)
S1 Corp.	69,300	$3,804,754

		15,403,061

Switzerland—1.68%
Aryzta AG	185,041	8,150,727

Thailand—5.96%
BEC World PCL	6,066,800	7,748,467
CP ALL PCL	5,606,000	7,806,642
Major Cineplex Group PCL	18,615,000	8,896,424
Siam Commercial Bank PCL	1,318,100	4,490,666

		28,942,199

United Kingdom—16.69%
Amlin PLC	693,960	4,381,068
Babcock International Group PLC	322,877	2,891,267
Chemring Group PLC	108,326	5,121,483
CPP Group PLC	600,000	2,512,029
Game Group PLC	1,976,931	2,049,801
Halma PLC	882,852	4,389,730
Homeserve PLC	1,096,501	7,570,840
IG Group Holdings PLC	901,373	7,050,816
Informa PLC	1,166,809	7,678,675
Kier Group PLC	452,426	8,439,130
Lancashire Holdings Ltd.	934,000	8,143,593
Mitie Group PLC	2,967,423	8,913,403
Playtech Ltd.	454,000	3,095,436
Tullett Prebon PLC	585,000	3,652,245
Ultra Electronics Holdings PLC	193,400	5,177,287

		81,066,803

Total Common Stocks (Cost $353,567,241)		453,720,817

Preferred Stocks—0.84%
Canada—0.18%
FirstService Corp. -Series 1, 7.00% Pfd.	36,320	880,760

Germany—0.66%
Fuchs Petrolub AG -Pfd.	27,781	3,220,413

Total Preferred Stocks (Cost $2,774,561)		4,101,173

Money Market Funds—6.02%
Liquid Assets Portfolio — Institutional Class (c)	14,634,965	14,634,965
Premier Portfolio — Institutional Class (c)	14,634,965	14,634,965

Total Money Market Funds (Cost $29,269,930)		29,269,930

TOTAL INVESTMENTS—100.25% (Cost $385,611,732)		487,091,920

OTHER ASSETS LESS LIABILITIES—(0.25)%		(1,232,723)

NET ASSETS—100.00%		$485,859,197

Investment Abbreviations:
Pfd.	—Preferred

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2010 was $4,274,389, which represented 0.88% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund
Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco International Small Company Fund
A.	Security Valuations-(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

Invesco International Small Company Fund
E.	Foreign Currency Contracts-(continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Austria	$4,801,327	$—	$—	$4,801,327
Brazil	20,545,499	—	—	20,545,499
Canada	92,435,666	—	—	92,435,666
China	—	19,254,229	—	19,254,229
Germany	9,279,517	10,551,787	—	19,831,304
Greece	5,198,786	4,505,377	—	9,704,163
Hong Kong	16,748,471	9,062,823	—	25,811,294
Ireland	18,667,739	—	—	18,667,739
Italy	—	1,878,769	—	1,878,769
Japan	12,067,045	14,467,309	—	26,534,354
Malaysia	28,424,223	—	—	28,424,223
Netherlands	6,225,649	—	—	6,225,649
New Zealand	—	5,632,990	—	5,632,990
Norway	13,332,383	—	—	13,332,383
Philippines	9,746,500	21,433,111	—	31,179,611
South Korea	9,213,941	6,189,120	—	15,403,061
Switzerland	8,150,727	—	—	8,150,727
Thailand	24,451,533	4,490,666	—	28,942,199
United Kingdom	56,074,306	24,992,497	—	81,066,803
United States	29,269,930	—	—	29,269,930

Total Investments	$364,633,242	$122,458,678	$—	$487,091,920

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

Invesco International Small Company Fund
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $64,493,366 and $95,086,858, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$127,884,307
Aggregate unrealized (depreciation) of investment securities	(27,798,293)

Net unrealized appreciation of investment securities	$100,086,014

Cost of investments for tax purposes is $387,005,906.

Invesco Mid Cap Basic Value Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

Invesco Mid Cap Basic Value Fund
Schedule of Investments (a)
September 30, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—97.83%
Aerospace & Defense—2.93%
Goodrich Corp.	73,990	$5,455,283

Asset Management & Custody Banks—1.52%
Northern Trust Corp.	58,476	2,820,882

Auto Parts & Equipment—1.22%
Lear Corp. (b)	28,796	2,272,868

Building Products—2.57%
Lennox International Inc.	114,685	4,781,218

Computer Hardware—2.30%
Diebold, Inc.	137,267	4,267,631

Data Processing & Outsourced Services—1.69%
Fidelity National Information Services, Inc.	115,647	3,137,503

Diversified Banks—2.10%
Comerica Inc.	105,030	3,901,865

Diversified Chemicals—2.42%
PPG Industries, Inc.	61,700	4,491,760

Electric Utilities—5.11%
Edison International	157,717	5,423,888
Great Plains Energy Inc.	215,980	4,082,022

		9,505,910

Electronic Manufacturing Services—0.84%
Flextronics International Ltd. (Singapore)(b)	257,330	1,554,273

Food Distributors—2.45%
Sysco Corp.	159,399	4,546,059

Health Care Distributors—3.14%
Henry Schein, Inc. (b)	99,552	5,831,756

Health Care Equipment—2.39%
Beckman Coulter, Inc.	74,165	3,618,511
Teleflex Inc.	14,535	825,297

		4,443,808

Health Care Facilities—5.65%
Brookdale Senior Living Inc. (b)	345,838	5,640,618
Healthsouth Corp. (b)	253,624	4,869,581

		10,510,199

	Shares	Value
Home Furnishings—1.92%
Mohawk Industries, Inc. (b)	67,006	$3,571,420

Housewares & Specialties—3.26%
Newell Rubbermaid Inc.	339,715	6,050,324

Industrial Machinery—3.28%
Snap-on Inc.	130,996	6,092,624

Insurance Brokers—5.22%
Marsh & McLennan Cos., Inc.	179,492	4,329,347
Willis Group Holdings PLC (Ireland)	174,119	5,366,348

		9,695,695

Investment Banking & Brokerage—1.93%
Charles Schwab Corp. (The)	258,246	3,589,619

Motorcycle Manufacturers—2.42%
Harley-Davidson, Inc.	158,247	4,500,545

Multi-Utilities—3.12%
CenterPoint Energy, Inc.	120,250	1,890,330
Wisconsin Energy Corp.	67,570	3,905,546

		5,795,876

Office Electronics—3.78%
Zebra Technologies Corp. -Class A (b)	208,591	7,017,001

Office Services & Supplies—3.59%
Avery Dennison Corp.	179,807	6,674,436

Oil & Gas Exploration & Production—2.43%
Pioneer Natural Resources Co.	69,405	4,513,407

Oil & Gas Storage & Transportation—5.20%
El Paso Corp.	465,022	5,756,972
Williams Cos., Inc. (The)	204,799	3,913,709

		9,670,681

Packaged Foods & Meats—2.29%
ConAgra Foods, Inc.	194,014	4,256,667

Paper Packaging—2.52%
Sonoco Products Co.	140,064	4,683,740

Personal Products—2.45%
Avon Products, Inc.	141,982	4,559,042

Property & Casualty Insurance—2.15%
ACE Ltd. (Switzerland)	68,707	4,002,183

Regional Banks—4.96%
BB&T Corp.	154,420	3,718,434

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Basic Value Fund

	Shares	Value
Regional Banks—(continued)
First Horizon National Corp. (b)	209,666	$2,392,285
Wintrust Financial Corp.	95,918	3,108,702

		9,219,421

Restaurants—2.11%
Darden Restaurants, Inc.	91,494	3,914,113

Retail REIT’s—1.51%
Weingarten Realty Investors (c)	128,800	2,810,416

Soft Drinks—2.62%
Coca-Cola Enterprises Inc.	156,894	4,863,714

Specialty Chemicals—4.74%
Valspar Corp. (The)	138,403	4,408,136
W.R. Grace & Co. (b)	157,609	4,403,595

		8,811,731

Total Common Stocks & Other Equity Interests (Cost $169,619,376)		181,813,670

Money Market Funds—2.27%
Liquid Assets Portfolio — Institutional Class (d)	2,107,262	2,107,262
Premier Portfolio — Institutional Class (d)	2,107,262	2,107,262

Total Money Market Funds (Cost $4,214,524)		4,214,524

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.10% (Cost $173,833,900)		186,028,194

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—0.01%
Liquid Assets Portfolio -Institutional Class (Cost $20,025)(d)(e)	20,025	20,025

TOTAL INVESTMENTS—100.11% (Cost $173,853,925)		186,048,219

OTHER ASSETS LESS LIABILITIES—(0.11)%		(202,863)

NET ASSETS—100.00%		$185,845,356

Investment Abbreviations:
REIT   —Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2010.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Basic Value Fund
Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Mid Cap Basic Value Fund
A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on

Invesco Mid Cap Basic Value Fund
E.	Foreign Currency Translations — (continued)

securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$186,048,219	$—	$—	$186,048,219

Invesco Mid Cap Basic Value Fund
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $314,595,364 and $334,806,628, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$13,617,155
Aggregate unrealized (depreciation) of investment securities	(2,541,027)

Net unrealized appreciation of investment securities	$11,076,128

Cost of investments for tax purposes is $174,972,091.

Invesco Select Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	SEQ-QTR-1 09/10	Invesco Advisers, Inc.

Invesco Select Equity Fund
Schedule of Investments(a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.71%

Airlines—1.27%

Alaska Air Group, Inc. (b)	43,400	$2,214,702
JetBlue Airways Corp. (b)	33,300	222,777

		2,437,479

Apparel Retail—0.45%

Collective Brands, Inc. (b)	25,000	403,500
Gap, Inc. (The)	24,900	464,136

		867,636

Apparel, Accessories & Luxury Goods—1.37%

Jones Apparel Group, Inc.	133,900	2,629,796

Auto Parts & Equipment—2.14%

TRW Automotive Holdings Corp. (b)	98,700	4,101,972

Automobile Manufacturers—2.20%

Ford Motor Co. (b)	345,700	4,231,368

Biotechnology—2.72%

Amgen Inc. (b)	74,400	4,100,184
PDL BioPharma Inc.	212,100	1,115,646

		5,215,830

Broadcasting—0.05%

CBS Corp. —Class B	6,500	103,090

Cable & Satellite—0.40%

Comcast Corp. —Class A	42,200	762,976

Casinos & Gaming—0.81%

Las Vegas Sands Corp. (b)	44,700	1,557,795

Communications Equipment—1.43%

InterDigital, Inc. (b)	33,100	980,091
Tellabs, Inc.	236,700	1,763,415

		2,743,506

Computer & Electronics Retail—0.82%

Rent-A-Center, Inc.	70,100	1,568,838

Computer Hardware—3.94%

Apple Inc. (b)	14,000	3,972,500
Hewlett-Packard Co.	85,300	3,588,571

		7,561,071

Computer Storage & Peripherals—2.22%
Lexmark International, Inc. —Class A (b)	71,800	3,203,716
Seagate Technology (Ireland)(b)	90,600	1,067,268

		4,270,984

	Shares	Value

Construction & Engineering—1.06%

Chicago Bridge & Iron Co. N.V. —New York Shares(b)	68,500	$1,674,825
KBR, Inc.	14,300	352,352

		2,027,177

Construction, Farm Machinery & Heavy Trucks—2.14%

Joy Global Inc.	9,000	632,880
Manitowoc Co., Inc. (The)	16,200	196,182
Navistar International Corp. (b)	11,000	480,040
Oshkosh Corp. (b)	101,600	2,794,000

		4,103,102

Consumer Electronics—1.59%

Garmin Ltd.	100,900	3,062,315

Consumer Finance—3.55%

American Express Co.	87,000	3,656,610
Capital One Financial Corp.	80,000	3,164,000

		6,820,610

Data Processing & Outsourced Services—1.02%

Visa Inc. —Class A	26,500	1,967,890

Department Stores—1.61%

Macy’s, Inc.	133,900	3,091,751

Diversified Banks—0.65%

U.S. Bancorp	12,800	276,736
Wells Fargo & Co.	38,600	970,018

		1,246,754

Diversified Metals & Mining—1.60%

Titanium Metals Corp. (b)	154,000	3,073,840

Diversified REIT’s—0.04%

Winthrop Realty Trust	6,900	85,284

Education Services—0.41%

Career Education Corp. (b)	36,500	783,655

Electric Utilities—1.20%

Exelon Corp.	54,100	2,303,578

Electronic Components—0.40%

Vishay Intertechnology, Inc. (b)	80,100	775,368

Electronic Equipment Manufacturers—0.10%

Vishay Precision Group Inc. (b)	12,900	201,369

Gold—1.33%

Newmont Mining Corp.	40,600	2,550,086

See accompanying notes which are an integral part of this schedule.

Invesco Select Equity Fund

	Shares	Value

Health Care Distributors—1.40%

Cardinal Health, Inc.	81,200	$2,682,848

Home Improvement Retail—0.05%

Home Depot, Inc. (The)	3,300	104,544

Homebuilding—2.49%

D.R. Horton, Inc.	266,700	2,965,704
Lennar Corp. -Class A	111,300	1,711,794
Pulte Homes, Inc. (b)	11,000	96,360

		4,773,858

Homefurnishing Retail—1.71%

Williams-Sonoma, Inc.	103,700	3,287,290

Household Appliances—0.25%

Whirlpool Corp.	6,000	485,760

Household Products—3.05%

Procter & Gamble Co. (The)	97,700	5,859,069

Housewares & Specialties—0.31%

American Greetings Corp. -Class A	32,200	598,598

Hypermarkets & Super Centers—0.92%

Wal-Mart Stores, Inc.	32,900	1,760,808

Independent Power Producers & Energy Traders—1.57%

Constellation Energy Group Inc.	93,300	3,007,992

Industrial Conglomerates—0.18%

Carlisle Cos. Inc.	8,600	257,570
General Electric Co.	5,600	91,000

		348,570

Integrated Oil & Gas—9.28%

Chevron Corp.	75,800	6,143,590
ConocoPhillips	71,500	4,106,245
Exxon Mobil Corp.	119,500	7,383,905
Occidental Petroleum Corp.	2,400	187,920

		17,821,660

Integrated Telecommunication Services—4.62%

AT&T Inc.	217,200	6,211,920
Verizon Communications Inc.	81,600	2,659,344

		8,871,264

Internet Software & Services—0.51%

Akamai Technologies, Inc. (b)	12,700	637,286
AOL Inc. (b)	14,000	346,500

		983,786

Investment Banking & Brokerage—0.13%

BGC Partners, Inc. -Class A	41,000	244,770

	Shares	Value

IT Consulting & Other Services—3.18%

International Business Machines Corp.	45,500	$6,103,370

Life & Health Insurance—1.53%

Aflac, Inc.	13,000	672,230
Prudential Financial, Inc.	41,800	2,264,724

		2,936,954

Managed Health Care—5.70%

AMERIGROUP Corp. (b)	7,100	301,537
CIGNA Corp.	18,700	669,086
Health Net Inc. (b)	95,900	2,607,521
Humana Inc. (b)	64,400	3,235,456
UnitedHealth Group Inc.	117,500	4,125,425

		10,939,025

Movies & Entertainment—1.35%

Madison Square Garden, Inc. -Class A (b)	16,100	339,388
Time Warner Inc.	73,800	2,261,970

		2,601,358

Multi-Line Insurance—1.14%

Assurant, Inc.	54,000	2,197,800

Oil & Gas Equipment & Services—0.89%

National Oilwell Varco Inc.	38,300	1,703,201

Oil & Gas Refining & Marketing—0.37%

Sunoco, Inc.	19,700	719,050

Packaged Foods & Meats—0.62%

Tyson Foods, Inc. -Class A	73,800	1,182,276

Paper Packaging—0.52%

Temple-Inland Inc.	53,400	996,444

Paper Products—0.91%

Domtar Corp.	15,200	981,616
International Paper Co.	34,900	759,075

		1,740,691

Pharmaceuticals—4.56%

Bristol-Myers Squibb Co.	19,600	531,356
Eli Lilly and Co.	107,300	3,919,669
Forest Laboratories, Inc. (b)	37,300	1,153,689
Johnson & Johnson	14,000	867,440
Par Pharmaceutical Cos Inc. (b)	11,500	334,420
Pfizer Inc.	66,600	1,143,522
ViroPharma Inc. (b)	54,200	808,122

		8,758,218

Property & Casualty Insurance—1.63%

Berkshire Hathaway Inc. -Class B (b)	25,300	2,091,804
Chubb Corp. (The)	11,000	626,890
Travelers Cos., Inc. (The)	1,800	93,780
See accompanying notes which are an integral part of this schedule.

Invesco Select Equity Fund

	Shares	Value

Property & Casualty Insurance—(continued)

XL Group PLC (Ireland)	14,600	$316,236

		3,128,710

Publishing—2.06%

Gannett Co., Inc.	218,100	2,667,363
McGraw-Hill Cos., Inc. (The)	39,100	1,292,646

		3,960,009

Regional Banks—0.67%

PNC Financial Services Group, Inc.	24,700	1,282,177

Residential REIT’s—0.25%

Equity Residential	10,300	489,971

Semiconductor Equipment—0.25%

Amkor Technology, Inc. (b)	73,500	482,895

Semiconductors—2.47%

Intel Corp.	228,400	4,392,132
Micron Technology, Inc. (b)	48,200	347,522

		4,739,654

Specialized Consumer Services—1.70%

Sotheby’s	88,900	3,273,298

Specialized REIT’s—0.26%

National Health Investors, Inc.	11,300	497,878

Specialty Chemicals—0.67%

W.R. Grace & Co. (b)	46,400	1,296,416

Steel—0.20%

Worthington Industries, Inc.	25,800	387,774

Systems Software—3.19%

Microsoft Corp.	250,400	6,132,296

Trucking—0.27%

AMERCO (b)	6,500	516,620

Wireless Telecommunication Services—1.33%

Sprint Nextel Corp. (b)	552,200	2,556,686

Total Common Stocks & Other Equity Interests (Cost $170,110,005)		189,598,708

	Principal
	Amount

U.S. Treasury Bills—0.42%

0.15% 12/16/10 (c)(d) (Cost $804,745)	$805	804,796

	Shares	Value

Money Market Funds—1.12%

Liquid Assets Portfolio — Institutional Class (e)	1,072,844	$1,072,844
Premier Portfolio — Institutional Class (e)	1,072,844	1,072,844

Total Money Market Funds (Cost $2,145,688)		2,145,688

TOTAL INVESTMENTS—100.25% (Cost $173,060,438)		192,549,192
OTHER ASSETS LESS LIABILITIES—(0.25)%		(477,043)

NET ASSETS—100.00%		$192,072,149

Investment Abbreviations:
REIT — Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco Select Equity Fund
Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE.
     Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Select Equity Fund
A.	Security Valuations-(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Select Equity Fund
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$191,744,396	$—	$—	$191,744,396
U.S. Treasury Securities	—	804,796	—	804,796

	$191,744,396	$804,796	$—	$192,549,192
Futures*	54,067	—	—	54,067

Total Investments	$191,798,463	$804,796	$—	$192,603,259

*	Unrealized appreciation.
NOTE 3 — Derivative Investments
Open Futures Contracts at Period-End

	Number of	Month/		Unrealized
Contract	Contracts	Commitment	Value	Appreciation
S&P 500 E-Mini Futures	46	December-2010/Long	$2,614,410	$54,067
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $143,892,153 and $156,101,436, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$20,895,757
Aggregate unrealized (depreciation) of investment securities	(3,509,513)

Net unrealized appreciation of investment securities	$17,386,244

Cost of investments for tax purposes is $175,162,948.

Invesco Select Equity Fund
NOTE 5 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Structure Core Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

Invesco Small Cap Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	SCE-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.95%

Advertising—1.33%
Interpublic Group of Cos., Inc. (The) (b)	751,407	$7,536,612

Aerospace & Defense—1.84%
AAR Corp. (b)	237,131	4,424,864
Aerovironment Inc. (b)	113,558	2,526,666
Curtiss-Wright Corp.	115,257	3,492,287

		10,443,817

Agricultural Products—1.09%
Corn Products International, Inc.	165,123	6,192,113

Air Freight & Logistics—1.03%
UTI Worldwide, Inc.	362,230	5,824,658

Airlines—0.34%
Continental Airlines, Inc. -Class B (b)(c)	78,063	1,939,085

Apparel Retail—2.48%
Genesco Inc. (b)	181,967	5,437,174
J. Crew Group, Inc. (b)	112,275	3,774,686
The Finish Line, Inc. -Class A	348,542	4,848,219

		14,060,079

Apparel, Accessories & Luxury Goods—3.41%
Carter’s, Inc. (b)	190,732	5,021,974
Hanesbrands, Inc. (b)	224,228	5,798,536
Phillips-Van Heusen Corp.	141,045	8,485,267

		19,305,777

Application Software—3.96%
Parametric Technology Corp. (b)	299,573	5,853,656
Quest Software, Inc. (b)	286,986	7,056,986
TIBCO Software Inc. (b)	537,361	9,532,784

		22,443,426

Asset Management & Custody Banks—1.73%
Affiliated Managers Group, Inc. (b)	58,522	4,565,301
SEI Investments Co.	258,651	5,260,962

		9,826,263

Auto Parts & Equipment—1.48%
TRW Automotive Holdings Corp. (b)	201,970	8,393,873

Automotive Retail—0.77%
Penske Automotive Group, Inc. (b)	329,170	4,345,044

Biotechnology—0.33%
InterMune, Inc. (b)	138,411	1,885,158

Casinos & Gaming—0.80%
Bally Technologies Inc. (b)	129,595	4,529,345

Communications Equipment—2.35%
JDS Uniphase Corp. (b)	625,883	7,754,691
Lantronix Inc.-Wts., expiring 02/09/11(d)	2,606	0
Tellabs, Inc.	746,745	5,563,250

		13,317,941

Construction, Farm Machinery & Heavy Trucks—2.25%
Titan International, Inc. (c)	600,663	8,150,997
Trinity Industries, Inc.	206,773	4,604,835

		12,755,832

Data Processing & Outsourced Services—1.02%
Wright Express Corp. (b)	162,003	5,785,127

Department Stores—0.96%
Dillard’s, Inc. -Class A (c)	229,246	5,419,375

Diversified Chemicals—0.98%
FMC Corp.	80,947	5,537,584

Diversified Metals & Mining—1.03%
Compass Minerals International, Inc.	75,936	5,818,216

Electrical Components & Equipment—3.19%
Baldor Electric Co.	151,883	6,136,073
Belden Inc.	218,126	5,754,164
GrafTech International Ltd. (b)	394,810	6,170,880

		18,061,117

Electronic Equipment & Instruments—1.94%
OSI Systems, Inc. (b)	221,049	8,028,500
Rofin-Sinar Technologies, Inc. (b)	115,887	2,941,212

		10,969,712

Environmental & Facilities Services—3.00%
ABM Industries Inc.	290,763	6,277,573
Team, Inc. (b)	304,179	5,234,921
Waste Connections, Inc. (b)	137,873	5,468,043

		16,980,537

Gas Utilities—1.46%
Energen Corp.	81,028	3,704,600
UGI Corp.	159,027	4,549,763

		8,254,363

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

	Shares	Value

Health Care Distributors—0.75%
Owens & Minor, Inc.	149,194	$4,246,061

Health Care Equipment—0.92%
Teleflex Inc.	91,845	5,214,959

Health Care Facilities—2.04%
Hanger Orthopedic Group, Inc. (b)	313,807	4,562,754
Universal Health Services, Inc. -Class B	180,672	7,020,914

		11,583,668

Health Care Services—1.35%
Emdeon, Inc. — Class A (b)	303,253	3,693,622
Gentiva Health Services, Inc. (b)	180,260	3,938,681

		7,632,303

Health Care Supplies—1.04%
Cooper Cos., Inc. (The)	127,368	5,886,949

Health Care Technology—0.71%
Omnicell, Inc. (b)	307,006	4,015,639

Home Furnishings—0.93%
Ethan Allen Interiors Inc.	302,184	5,276,133

Industrial Machinery—3.00%
Gardner Denver Inc.	120,064	6,445,035
IDEX Corp.	170,082	6,039,612
Valmont Industries, Inc.	62,212	4,504,149

		16,988,796

Insurance Brokers—0.86%
Arthur J. Gallagher & Co.	183,798	4,846,753

Integrated Telecommunication Services—1.64%
Alaska Communications Systems Group Inc. (c)	512,233	5,199,165
Cincinnati Bell Inc. (b)	1,543,148	4,120,205

		9,319,370

Internet Software & Services—1.97%
GSI Commerce, Inc. (b)	200,606	4,954,968
Open Text Corp. (Canada)(b)(c)	132,047	6,211,491

		11,166,459

Investment Banking & Brokerage—0.88%
KBW Inc.	193,819	4,961,766

IT Consulting & Other Services—0.83%
CACI International Inc. -Class A (b)	104,217	4,716,861

Life Sciences Tools & Services—1.59%
Dionex Corp. (b)	68,929	5,958,223
eResearch Technology, Inc. (b)	405,908	3,036,192

		8,994,415

Metal & Glass Containers—1.00%
AptarGroup, Inc.	123,454	5,638,144

Movies & Entertainment—0.77%
World Wrestling Entertainment, Inc. -Class A (c)	315,221	4,384,724

Office REIT’s—1.94%
Alexandria Real Estate Equities, Inc.	68,068	4,764,760
Digital Realty Trust, Inc. (c)	101,100	6,237,870

		11,002,630

Oil & Gas Equipment & Services—3.24%
Complete Production Services, Inc. (b)	369,780	7,562,001
Dresser-Rand Group, Inc. (b)	160,992	5,938,995
Oceaneering International, Inc. (b)	90,443	4,871,260

		18,372,256

Oil & Gas Exploration & Production—2.93%
Comstock Resources, Inc. (b)	168,129	3,781,221
Forest Oil Corp. (b)	195,284	5,799,935
Penn Virginia Corp.	230,316	3,694,269
SandRidge Energy Inc. (b)(c)	589,517	3,348,456

		16,623,881

Packaged Foods & Meats—1.94%
Flowers Foods, Inc.	201,847	5,013,879
TreeHouse Foods, Inc. (b)	130,288	6,006,277

		11,020,156

Pharmaceuticals—2.70%
Valeant Pharmaceuticals International, Inc. (c)	216,908	5,433,545
ViroPharma Inc. (b)	445,644	6,644,552
VIVUS, Inc. (b)(c)	477,147	3,192,114

		15,270,211

Property & Casualty Insurance—1.56%
FPIC Insurance Group, Inc. (b)	127,387	4,470,010
Hanover Insurance Group Inc.	92,790	4,361,130

		8,831,140

Regional Banks—6.95%
Associated Banc-Corp.	391,409	5,162,685
BancFirst Corp.	117,628	4,759,229
Columbia Banking System, Inc.	272,124	5,347,237
Commerce Bancshares, Inc.	127,809	4,804,340
Community Trust Bancorp, Inc.	141,813	3,841,714
East West Bancorp, Inc.	328,474	5,347,557
FirstMerit Corp.	252,736	4,630,123
Zions Bancorp.	255,707	5,461,901

		39,354,786

Restaurants—4.77%
Brinker International, Inc.	301,993	5,695,588

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

	Shares	Value

Restaurants—(continued)
DineEquity, Inc. (b)	136,868	$6,156,323
P.F. Chang’s China Bistro, Inc. (c)	117,431	5,425,312
Papa John’s International, Inc. (b)	141,213	3,725,199
Texas Roadhouse, Inc. (b)	428,905	6,030,404

		27,032,826

Semiconductor Equipment—2.56%
Advanced Energy Industries, Inc. (b)	343,475	4,485,784
Cymer, Inc. (b)	143,685	5,327,840
MKS Instruments, Inc. (b)	261,092	4,694,434

		14,508,058

Semiconductors—1.11%
Semtech Corp. (b)	312,107	6,301,440

Specialized REIT’s—2.59%
LaSalle Hotel Properties	288,796	6,754,938
Senior Housing Properties Trust	174,040	4,089,940
Universal Health Realty Income Trust	111,775	3,846,178

		14,691,056

Specialty Chemicals—1.28%
PolyOne Corp. (b)	599,546	7,248,511

Systems Software—1.78%
Ariba Inc. (b)	533,082	10,075,250

Technology Distributors—0.87%
Ingram Micro Inc. -Class A (b)	293,235	4,943,942

Trading Companies & Distributors—0.76%
Beacon Roofing Supply, Inc. (b)	295,272	4,302,113

Trucking—1.92%
Landstar System, Inc.	123,578	4,772,583
Old Dominion Freight Line, Inc. (b)	240,074	6,102,681

		10,875,264

Total Common Stocks & Other Equity Interests (Cost $469,033,720)		554,951,574

Money Market Funds—1.99%
Liquid Assets Portfolio — Institutional Class (e)	5,623,232	5,623,232
Premier Portfolio — Institutional Class (e)	5,623,232	5,623,232

Total Money Market Funds (Cost $11,246,464)		11,246,464

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.94% (Cost $480,280,184)		$566,198,038

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—5.42%
Liquid Assets Portfolio -Institutional Class (Cost $30,718,390)(e)(f)	30,718,390	$30,718,390

TOTAL INVESTMENTS—105.36% (Cost $510,998,574)		596,916,428

OTHER ASSETS LESS LIABILITIES—(5.36)%		(30,357,769)

NET ASSETS—100.00%		$566,558,659

Investment Abbreviations:

REIT — Real Estate Investment Trust

Wts. — Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2010.

(d)	Non-income producing security acquired through a corporate action.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE.

Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Small Cap Equity Fund

A.	Security Valuations-(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco Small Cap Equity Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$596,916,428	$—	$—	$596,916,428
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $178,711,790 and $130,048,315, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$107,050,946

Aggregate unrealized (depreciation) of investment securities	(23,606,512)

Net unrealized appreciation of investment securities	$83,444,434

Cost of investments for tax purposes is $513,471,994.
Invesco Small Cap Equity Fund

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Funds Group (Invesco Funds Group)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.